UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
                   PURSUANT TO SECTION 13(F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended:   June 30, 2001


Name and Business Address of Institutional Investment Manager:

                     FEDERAL HOME LOAN MORTGAGE CORPORATION
                            8200 JONES BRANCH DRIVE
                                MCLEAN, VA 22102

Name, Title and Phone Number of Person Duly Authorized to Submit this Report:

                                VAUGHN A. CLARKE
                          EXECUTIVE VICE PRESIDENT AND
                            CHIEF FINANCIAL OFFICER
                                  703-903-3500

      The institutional investment manager submitting this Form and its attachment and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of McLean and State of Virginia on the 15th day of August, 2001.


                             FEDERAL HOME LOAN MORTGAGE CORPORATION


                             By: /s/ Vaughn A. Clarke
                                 ----------------------------------
                                  Vaughn A. Clarke
                                  Executive Vice President and
                                  Chief Financial Officer



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

                                                  Fair Market            Investment    Voting
Name of Issuer            Title of Class CUSIP   Value (x$1000) Shares   Discretion    Authority

Blackrock Strategic Term TrustCom     09247P108      $38,450    3,996,900   sole          sole